CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 266,391	$ 282,756	$ 279,551
Cost of Revenues	172,354	200,261	204,061
Gross profit	94,037	82,495	75,490
Research and development, net	33,023	28,014	24,853
Selling and marketing	22,706	23,759	23,411
General and administrative	17,024	19,861	26,471
Operating income (loss)	21,284	10,861	755
Financial expenses, net	4,298	4,307	4,843
Net income (loss) before taxes on income	16,986	6,554	(4,088)
Taxes on income (benefit)	(1,423)	(247)	1,252
Net income (loss)	18,409	6,801	(5,340)
Depreciation and amortization expenses	13,149	13,140	13,108
Fixed Networks [Member]
Segment Reporting Information [Line Items]
Revenues	144,208	116,105	124,930
Cost of Revenues	93,745	81,920	84,986
Gross profit	50,463	34,185	39,944
Research and development, net	11,764	12,172	12,599
Selling and marketing	16,106	17,782	17,710
General and administrative	11,302	10,987	13,750
Operating income (loss)	11,291	(6,756)	(4,115)
Depreciation and amortization expenses	6,811	5,046	5,394
Mobility Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	97,180	88,397	62,911
Cost of Revenues	47,995	46,493	40,962
Gross profit	49,185	41,904	21,949
Research and development, net	21,259	15,842	12,254
Selling and marketing	6,421	5,782	5,483
General and administrative	4,436	6,326	9,138
Operating income (loss)	17,069	13,954	(4,926)
Depreciation and amortization expenses	6,128	7,902	7,530
Terrestrial Infrastructure Projects [Member]
Segment Reporting Information [Line Items]
Revenues	25,003	78,254	91,710
Cost of Revenues	30,614	71,848	78,113
Gross profit	(5,611)	6,406	13,597
Research and development, net
Selling and marketing	179	195	218
General and administrative	1,286	2,548	3,583
Operating income (loss)	(7,076)	3,663	9,796
Depreciation and amortization expenses	$ 210	$ 192	$ 184